Average recorded investment and interest income recognized on impaired loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,359,316	$ 1,050,662
Impaired Financing Receivable Interest Income Accrual Method	39,115	20,105
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	93,820	38,399
Impaired Financing Receivable Interest Income Accrual Method	3,587	1,013
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	23,749	25,526
Impaired Financing Receivable Interest Income Accrual Method	145	0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	122,996	114,616
Impaired Financing Receivable Interest Income Accrual Method	2,247	1,118
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	235,219	224,381
Impaired Financing Receivable Interest Income Accrual Method	2,911	2,847
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	143,717	130,433
Impaired Financing Receivable Interest Income Accrual Method	2,304	1,871
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	61,315	161,517
Impaired Financing Receivable Interest Income Accrual Method	278	294
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	503,193	252,045
Impaired Financing Receivable Interest Income Accrual Method	27,523	12,724
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33,786	30,639
Impaired Financing Receivable Interest Income Accrual Method	120	238
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,372	3,052
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	39,574	19,437
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	81	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	90,949	46,880
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	328	46
Impaired Financing Receivable Interest Income Accrual Method	0	0
Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,217	3,691
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,134,544	752,079
Impaired Financing Receivable Interest Income Accrual Method	35,594	17,169
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	93,820	38,399
Impaired Financing Receivable Interest Income Accrual Method	3,587	1,013
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	14,737	18,459
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	64,308	36,342
Impaired Financing Receivable Interest Income Accrual Method	1,108	835
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	202,783	194,033
Impaired Financing Receivable Interest Income Accrual Method	2,820	2,096
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	125,373	108,002
Impaired Financing Receivable Interest Income Accrual Method	2,267	1,468
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	44,276	57,723
Impaired Financing Receivable Interest Income Accrual Method	278	170
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	450,284	227,278
Impaired Financing Receivable Interest Income Accrual Method	25,534	11,587
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,372	3,052
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	39,574	19,437
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	90,949	46,880
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	255	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,813	2,474
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	224,772	298,583
Impaired Financing Receivable Interest Income Accrual Method	3,521	2,936
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,012	7,067
Impaired Financing Receivable Interest Income Accrual Method	145	0
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	58,688	78,274
Impaired Financing Receivable Interest Income Accrual Method	1,139	283
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	32,436	30,348
Impaired Financing Receivable Interest Income Accrual Method	91	751
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,344	22,431
Impaired Financing Receivable Interest Income Accrual Method	37	403
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	17,039	103,794
Impaired Financing Receivable Interest Income Accrual Method	0	124
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	52,909	24,767
Impaired Financing Receivable Interest Income Accrual Method	1,989	1,137
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	33,786	30,639
Impaired Financing Receivable Interest Income Accrual Method	120	238
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	81	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Personal [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0	0
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	73	46
Impaired Financing Receivable Interest Income Accrual Method	0	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,404	1,217
Impaired Financing Receivable Interest Income Accrual Method	$ 0	$ 0